DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS	12 Months Ended
Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

NOTE 12 - DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

Derivative Financial Instruments:

The Company applies the provisions of ASC 815-40, Contracts in Entity’s Own Equity, under which convertible instruments and warrants, which contain terms that protect holders from declines in the stock price (reset provisions), may not be exempt from derivative accounting treatment. As a result, warrants and embedded conversion options in convertible debt are recorded as a liability and are revalued at fair value at each reporting date. If the fair value of the warrants exceeds the face value of the related debt, the excess is recorded as change in fair value in operations on the issuance date. The Company had $110,500 (3 notes) and $75,300 (2 notes) of convertible debt, which were treated as derivative instruments outstanding at June 30, 2024 and 2023, respectively.

The Company calculates the estimated fair values of the liabilities for derivative instruments using the Binomial Trees Method. The closing price of the Company’s common stock at June 28, 2024, the last trading day of the period ended June 30, 2024, was $0.0013 per share. The volatility, expected remaining term, and risk-free interest rates used to estimate the fair value of derivative liabilities at June 30, 2024 are indicated in the table that follows. The expected term is equal to the remaining term of the warrants or convertible instruments and the risk-free rate is based upon rates for treasury securities with the same term.

Convertible Debt

Initial Valuations (on new derivative instruments entered into during the year ended June 30, 2024)
Volatility	323.40 – 333.45%
Expected Remaining Term (in years)	0.50
Risk Free Interest Rate	5.42 - 5.55%
Expected dividend yield	None

	June 30, 2024	June 30, 2023
Volatility	323.40%	334.56%
Expected remaining term	0.01 - 0.28	0.01 - 0.73
Risk-free interest rate	5.45 - 5.47%	5.24%
Expected dividend yield	None	None

Fair Value Measurements:

The Company measures and reports at fair value the liability for derivative instruments. The fair value liabilities for price adjustable warrants and embedded conversion options have been recorded as determined utilizing the Binomial Trees model.

The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2024:

	Balance at June 30, 2024	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$133,886	$—	$—	$133,886
Total	$133,886	$—	$—	$133,886

The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2023:

	Balance at June 30, 2023	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$423,209	$—	$—	$423,209
Total	$423,209	$—	$—	$423,209

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2024 and 2023

The following is a roll forward for the years ended June 30, 2024 and 2023 of the fair value liability of price adjustable derivative instruments:

Fair Value of
Liability for
Derivative
Instruments
Balance at June 30, 2022	$151,262
Initial fair value of embedded conversion option derivative liability recorded as debt discount	93,668
Gain on debt extinguishment	(352,051)
Change in fair value included in statements of operations	530,330
Balance at June 30, 2023	423,209
Initial fair value of embedded conversion option derivative liability recorded as debt discount	150,000
Initial fair value of embedded conversion option derivative liability recorded as derivative expense	141,012
Gain on debt extinguishment	(263,798)
Change in fair value included in statements of operations	(316,537)
Balance at June 30, 2024	$133,886